Goldman Sachs Absolute Return Tracker Fund Average Annual Total Returns - Class A C Inst Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofAML Three-Month U.S. Treasury Bill Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.17%	2.18%
MSCI World Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	12.14%	12.16%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.39%	3.82%	4.09%
Performance Inception Date	May 30, 2008
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.71%	2.38%	3.00%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.10%	2.33%	2.74%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.42%	4.20%	3.88% [1]
Performance Inception Date	May 30, 2008
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.71%	5.37%	5.07%
Performance Inception Date	May 30, 2008
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.55%	5.24%	4.94%
Performance Inception Date	May 30, 2008
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.13%	4.73%	4.41%
Performance Inception Date	May 30, 2008
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		9.74%	5.37%	5.06%
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.